INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of unconsolidated structured entities [line items]
Disclosure of interest in non-consolidated companies

	As of December 31,
	2022	2021

At the beginning of the year	751,475	471,306

Equity in earnings of non-consolidated companies	37,114	400,732
Other comprehensive income	48,475	(38,441)
Dividends from non-consolidated companies	(15,493)	(82,122)

At the end of the year	821,571	751,475

The principal investments in non-consolidated companies, all of which are unlisted, except for Usiminas, are:

	Country of incorporation	Main activity	Voting rights at		Value at

			December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS	Brazil	Manufacturing and selling of steel products	34.39%	34.39%	725,705	681,711
Techgen S.A. de C.V.	Mexico	Provision of electric power	48.00%	48.00%	90,559	64,140
Other non-consolidated companies (1)					5,307	5,624

					821,571	751,475
(1)     It includes the investment held in Finma S.A.I.F., Recrotek S.R.L. de C.V. and Gas Industrial de Monterrey S.A. de C.V.

Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS
Disclosure of unconsolidated structured entities [line items]
Disclosure of interest in non-consolidated companies
As of December 31, 2022 and 2021, the value of the investment in Usiminas is comprised as follows:

	USIMINAS
Value of investment	As of December 31, 2022	As of December 31, 2021

At the beginning of the year	681,711	422,948
Share of results (1)	130,696	379,067
Other comprehensive income	48,145	(38,680)
Dividends	(14,487)	(81,624)
Impairment charge (note 3 (f))	(120,360)	—

At the end of the year	725,705	681,711
(1) It includes the adjustment of the values associated to the purchase price allocation.
The investment in Usiminas is based in the following calculation:

Usiminas' shareholders' equity	4,437,784
Percentage of interest of the Company over shareholders' equity	20.40%

Interest of the Company over shareholders' equity	905,444

Purchase price allocation	56,255
Goodwill	199,213
Impairment	(435,207)

Total Investment in Usiminas	725,705

Disclosure of interests in non-consolidated companies, summarized balance sheet

Summarized balance sheet (in million $)	As of December 31, 2022	As of December 31, 2021

Assets
Non-current	3,764	3,491
Current	2,930	2,325
Other current investments	413	75
Cash and cash equivalents	559	1,184

Total Assets	7,666	7,075

Liabilities
Non-current	508	477
Non-current borrowings	1,163	1,098
Current	1,009	1,104
Current borrowings	25	31

Total Liabilities	2,705	2,710

Non-controlling interest	523	468

Shareholders' equity	4,438	3,897

Disclosure of interests in non-consolidated companies, summarized income statement

Summarized income statement (in million $)	Year ended December 31, 2022	Year ended December 31, 2021

Net sales	6,297	6,270
Cost of sales	(5,187)	(4,168)
Gross Profit	1,110	2,102
Selling, general and administrative expenses	(237)	(199)
Other operating income (loss), net	(386)	197
Operating income	487	2,100
Financial expenses, net	114	158
Equity in earnings of associated companies	43	41
Profit (Loss) before income tax	644	2,299
Income tax benefit	(231)	(426)
Net profit (loss) before non-controlling interest	413	1,873
Non-controlling interest in other subsidiaries	(93)	(185)
Net profit (loss) for the year	320	1,688